BASIS OF PREPARATION - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
BASIS OF PREPARATION
Borrowings remaining amount	€ 48,244	€ 162,860
Outstanding borrowings	€ 26,053	€ 128,454